Term Deposits And Cash And Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank	¥ 11,108	¥ 8,892
Term deposits with initial terms within three months	20	6,534
Cash and cash equivalents	¥ 11,128	¥ 15,426	¥ 17,356	¥ 5,174